Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Other investments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 344	¥ 341
Additions	31	10
Fair value change	(23)
Disposal	0	(11)
Currency translation differences	3	4
At end of the year	355	344
Current	46	37
Non-current	¥ 309	¥ 307